Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 433	$ 285
Less: accumulated depreciation	(188)	(67)
Property and equipment, net	245	218
Depreciation and amortization	112	63
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	130	114
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	260	133
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37	38
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6	$ 0